Prepaid expenses	12 Months Ended
Dec. 31, 2023
Prepaid Expenses [Abstract]
Prepaid expenses

22. Prepaid expenses

	2023	2022
Prepaid production and warehouse expenses	102	407
Prepaid selling and marketing expenses	1,587	229
Prepaid insurance expenses	620	9,090
Prepaid financing expenses	4,006	3,399
Other	10,613	10,288
Total	16,928	23,413